John Hancock
Investment Grade Bond Fund
Quarterly portfolio holdings 2/29/2020

Fund’s investments
As of 2-29-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 49.1%				$910,787,370
(Cost $871,908,423)
U.S. Government 16.3%				302,273,616
U.S. Treasury
Bond	2.250	08-15-49	32,401,000	36,829,559
Bond (A)	2.375	11-15-49	27,018,000	31,538,238
Bond	2.750	11-15-42	54,595,000	66,330,793
Bond	3.000	02-15-47	7,817,000	10,086,373
Bond	3.125	11-15-41	27,585,000	35,455,345
Note	1.250	02-28-25	21,023,000	21,236,515
Note (A)	1.375	01-31-22	23,505,000	23,713,423
Note	1.500	11-30-21	10,350,000	10,450,670
Note	1.500	02-15-30	21,114,000	21,833,196
Note	1.625	12-31-21	9,295,000	9,411,914
Note	1.625	09-30-26	25,860,000	26,835,811
Treasury Inflation Protected Security	0.250	07-15-29	8,132,642	8,551,779
U.S. Government Agency 32.8%				608,513,754
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	11-01-34	4,950,764	5,114,642
15 Yr Pass Thru	3.000	10-01-31	6,804,738	7,134,388
15 Yr Pass Thru	3.000	01-01-33	4,737,588	4,970,058
30 Yr Pass Thru	3.000	03-01-43	465,102	494,282
30 Yr Pass Thru	3.000	03-01-43	3,920,249	4,155,027
30 Yr Pass Thru	3.000	04-01-43	658,325	698,163
30 Yr Pass Thru	3.000	12-01-45	1,602,501	1,695,468
30 Yr Pass Thru	3.000	10-01-46	1,841,934	1,935,207
30 Yr Pass Thru	3.000	10-01-46	1,376,606	1,452,596
30 Yr Pass Thru	3.000	12-01-46	5,011,510	5,274,055
30 Yr Pass Thru	3.000	12-01-46	1,158,462	1,225,669
30 Yr Pass Thru	3.000	04-01-47	800,149	844,068
30 Yr Pass Thru	3.000	04-01-47	11,711,573	12,191,352
30 Yr Pass Thru	3.000	09-01-49	13,726,619	14,344,712
30 Yr Pass Thru	3.000	10-01-49	26,296,961	27,283,854
30 Yr Pass Thru	3.000	10-01-49	5,107,902	5,291,934
30 Yr Pass Thru	3.000	12-01-49	15,725,349	16,492,413
30 Yr Pass Thru	3.000	12-01-49	20,901,421	21,679,295
30 Yr Pass Thru	3.000	02-01-50	16,355,813	16,984,960
30 Yr Pass Thru	3.500	02-01-42	1,295,606	1,389,819
30 Yr Pass Thru	3.500	04-01-44	671,001	726,321
30 Yr Pass Thru	3.500	07-01-46	3,082,402	3,259,347
30 Yr Pass Thru	3.500	10-01-46	2,045,010	2,196,913
30 Yr Pass Thru	3.500	11-01-46	1,905,368	2,029,036
30 Yr Pass Thru	3.500	12-01-46	1,084,941	1,160,784
30 Yr Pass Thru	3.500	01-01-47	6,833,774	7,345,657
30 Yr Pass Thru	3.500	02-01-47	1,929,893	2,041,884
30 Yr Pass Thru	3.500	04-01-47	1,195,716	1,285,281
30 Yr Pass Thru	3.500	11-01-47	3,032,326	3,203,554
30 Yr Pass Thru	3.500	11-01-48	5,912,035	6,349,333
30 Yr Pass Thru	3.500	05-01-49	22,174,866	23,135,978
30 Yr Pass Thru	3.500	06-01-49	15,505,386	16,392,507
30 Yr Pass Thru	3.500	12-01-49	7,740,528	8,120,501
30 Yr Pass Thru	3.500	12-01-49	6,273,345	6,538,166
30 Yr Pass Thru	4.000	11-01-43	251,828	275,095
30 Yr Pass Thru	4.000	02-01-44	111,514	121,051
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	07-01-45	3,738,632	$4,086,390
30 Yr Pass Thru	4.000	03-01-48	2,240,642	2,385,483
30 Yr Pass Thru	4.000	08-01-48	1,288,473	1,386,983
30 Yr Pass Thru	4.000	12-01-48	4,039,131	4,289,880
30 Yr Pass Thru	4.500	02-01-41	562,887	622,831
30 Yr Pass Thru	4.500	03-01-47	2,109,121	2,294,842
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	219,811	227,821
15 Yr Pass Thru	3.500	06-01-34	916,121	967,840
15 Yr Pass Thru	4.000	12-01-24	240,697	252,553
30 Yr Pass Thru	3.000	12-01-42	1,094,249	1,160,620
30 Yr Pass Thru	3.000	04-01-43	3,679,465	3,889,991
30 Yr Pass Thru	3.000	12-01-45	3,995,980	4,172,168
30 Yr Pass Thru	3.000	08-01-46	1,892,589	1,996,144
30 Yr Pass Thru	3.000	10-01-46	2,241,460	2,353,878
30 Yr Pass Thru	3.000	01-01-47	2,254,659	2,377,322
30 Yr Pass Thru	3.000	02-01-47	1,199,561	1,268,945
30 Yr Pass Thru	3.000	10-01-47	2,669,619	2,814,856
30 Yr Pass Thru	3.000	12-01-47	11,327,336	11,791,375
30 Yr Pass Thru	3.000	09-01-48	20,647,671	21,474,173
30 Yr Pass Thru	3.000	11-01-48	2,971,343	3,102,353
30 Yr Pass Thru	3.000	11-01-48	15,253,325	15,854,364
30 Yr Pass Thru	3.000	12-01-48	1,836,676	1,911,918
30 Yr Pass Thru	3.000	07-01-49	18,922,844	19,526,555
30 Yr Pass Thru	3.000	09-01-49	13,531,689	14,010,340
30 Yr Pass Thru	3.000	09-01-49	7,322,932	7,581,964
30 Yr Pass Thru	3.000	09-01-49	2,957,927	3,115,152
30 Yr Pass Thru	3.000	10-01-49	3,274,149	3,394,824
30 Yr Pass Thru	3.000	10-01-49	5,117,113	5,377,913
30 Yr Pass Thru	3.000	11-01-49	24,810,609	25,927,801
30 Yr Pass Thru	3.000	11-01-49	2,813,455	2,969,155
30 Yr Pass Thru	3.000	11-01-49	3,052,310	3,189,752
30 Yr Pass Thru	3.500	01-01-42	1,367,483	1,461,106
30 Yr Pass Thru	3.500	06-01-42	1,915,412	2,066,899
30 Yr Pass Thru	3.500	07-01-42	3,060,379	3,306,245
30 Yr Pass Thru	3.500	01-01-43	559,875	597,156
30 Yr Pass Thru	3.500	04-01-43	471,055	503,306
30 Yr Pass Thru	3.500	06-01-43	1,975,763	2,132,023
30 Yr Pass Thru	3.500	07-01-43	321,182	346,583
30 Yr Pass Thru	3.500	03-01-44	3,057,173	3,298,961
30 Yr Pass Thru	3.500	10-01-44	4,013,309	4,296,854
30 Yr Pass Thru	3.500	04-01-45	829,404	888,262
30 Yr Pass Thru	3.500	04-01-45	2,029,701	2,173,736
30 Yr Pass Thru	3.500	07-01-46	3,368,379	3,558,991
30 Yr Pass Thru	3.500	07-01-46	1,307,454	1,392,473
30 Yr Pass Thru	3.500	07-01-47	4,427,517	4,756,930
30 Yr Pass Thru	3.500	11-01-47	4,251,223	4,532,978
30 Yr Pass Thru	3.500	11-01-47	2,049,329	2,151,208
30 Yr Pass Thru	3.500	12-01-47	2,643,350	2,810,281
30 Yr Pass Thru	3.500	01-01-48	5,520,514	5,869,141
30 Yr Pass Thru	3.500	03-01-48	2,167,682	2,331,670
30 Yr Pass Thru	3.500	06-01-48	926,768	988,191
30 Yr Pass Thru	3.500	07-01-49	8,236,757	8,588,322
30 Yr Pass Thru	3.500	09-01-49	17,621,137	18,417,854
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	10-01-49	8,709,030	$9,109,330
30 Yr Pass Thru	3.500	12-01-49	11,609,892	12,143,525
30 Yr Pass Thru	3.500	01-01-50	15,565,413	16,227,351
30 Yr Pass Thru	3.500	03-01-50	11,670,000	12,250,159
30 Yr Pass Thru	4.000	09-01-40	639,922	697,920
30 Yr Pass Thru	4.000	01-01-41	502,370	547,745
30 Yr Pass Thru	4.000	09-01-41	827,731	902,233
30 Yr Pass Thru	4.000	09-01-41	2,468,799	2,715,698
30 Yr Pass Thru	4.000	10-01-41	33,084	36,175
30 Yr Pass Thru	4.000	11-01-41	1,270,595	1,384,165
30 Yr Pass Thru	4.000	01-01-42	342,547	374,770
30 Yr Pass Thru	4.000	01-01-42	476,184	518,746
30 Yr Pass Thru	4.000	03-01-42	2,424,241	2,640,926
30 Yr Pass Thru	4.000	05-01-43	2,461,220	2,676,595
30 Yr Pass Thru	4.000	09-01-43	1,773,847	1,960,669
30 Yr Pass Thru	4.000	10-01-43	1,490,097	1,629,340
30 Yr Pass Thru	4.000	12-01-43	2,299,501	2,494,977
30 Yr Pass Thru	4.000	01-01-44	369,415	406,706
30 Yr Pass Thru	4.000	02-01-46	1,546,960	1,661,544
30 Yr Pass Thru	4.000	06-01-46	1,081,831	1,161,963
30 Yr Pass Thru	4.000	07-01-46	2,811,567	3,012,791
30 Yr Pass Thru	4.000	03-01-47	4,374,297	4,718,807
30 Yr Pass Thru	4.000	05-01-47	2,818,796	3,039,918
30 Yr Pass Thru	4.000	12-01-47	1,126,112	1,217,970
30 Yr Pass Thru	4.000	04-01-48	4,041,362	4,369,755
30 Yr Pass Thru	4.000	06-01-48	3,561,981	3,791,311
30 Yr Pass Thru	4.000	10-01-48	2,349,494	2,535,269
30 Yr Pass Thru	4.000	09-01-49	11,003,592	11,694,841
30 Yr Pass Thru	4.500	08-01-40	1,075,565	1,190,915
30 Yr Pass Thru	4.500	08-01-40	511,024	565,350
30 Yr Pass Thru	4.500	12-01-40	336,240	371,985
30 Yr Pass Thru	4.500	05-01-41	419,916	464,557
30 Yr Pass Thru	4.500	05-01-41	597,781	660,770
30 Yr Pass Thru	4.500	06-01-41	656,416	725,583
30 Yr Pass Thru	4.500	07-01-41	371,679	410,843
30 Yr Pass Thru	4.500	11-01-41	110,604	122,327
30 Yr Pass Thru	4.500	12-01-41	2,114,284	2,335,746
30 Yr Pass Thru	4.500	05-01-42	927,651	1,025,978
30 Yr Pass Thru	4.500	04-01-48	1,720,876	1,867,251

30 Yr Pass Thru	4.500	07-01-48	5,383,583	5,772,524
Foreign government obligations 0.4%				$8,001,484
(Cost $7,428,791)
Qatar 0.2%				4,436,545
State of Qatar
Bond (B)	3.375	03-14-24	2,246,000	2,368,160
Bond (B)	5.103	04-23-48	1,560,000	2,068,385
Saudi Arabia 0.2%				3,564,939
Kingdom of Saudi Arabia Bond (B)	4.375	04-16-29	3,130,000	3,564,939
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 31.6%				$585,870,964
(Cost $558,866,320)
Communication services 2.2%				40,343,805
Diversified telecommunication services 0.8%
AT&T, Inc.	3.400	05-15-25	3,421,000	3,649,815
AT&T, Inc.	3.800	02-15-27	1,887,000	2,065,161
Level 3 Financing, Inc. (B)	3.400	03-01-27	1,863,000	1,936,905
Verizon Communications, Inc.	4.400	11-01-34	1,435,000	1,742,483
Verizon Communications, Inc.	4.862	08-21-46	4,174,000	5,554,178
Entertainment 0.1%
Activision Blizzard, Inc.	3.400	09-15-26	1,126,000	1,210,995
Media 1.2%
Charter Communications Operating LLC	4.200	03-15-28	3,286,000	3,568,454
Charter Communications Operating LLC	4.800	03-01-50	3,247,000	3,496,858
Charter Communications Operating LLC	5.750	04-01-48	3,711,000	4,425,435
Charter Communications Operating LLC	6.484	10-23-45	3,160,000	4,064,013
Comcast Corp.	3.000	02-01-24	2,655,000	2,802,768
Comcast Corp.	4.150	10-15-28	2,889,000	3,348,265
Wireless telecommunication services 0.1%
CC Holdings GS V LLC	3.849	04-15-23	1,590,000	1,688,248
Oztel Holdings SPC, Ltd. (B)	6.625	04-24-28	740,000	790,227
Consumer discretionary 2.9%				53,237,280
Automobiles 1.2%
Daimler Finance North America LLC (B)	2.700	06-14-24	1,005,000	1,037,143
Daimler Finance North America LLC (B)	3.500	08-03-25	1,005,000	1,079,148
Ford Motor Credit Company LLC	4.134	08-04-25	5,895,000	5,982,017
Ford Motor Credit Company LLC	5.113	05-03-29	3,341,000	3,364,378
Ford Motor Credit Company LLC	5.875	08-02-21	2,696,000	2,818,214
General Motors Financial Company, Inc.	4.000	01-15-25	4,655,000	4,925,362
General Motors Financial Company, Inc.	4.300	07-13-25	1,964,000	2,081,440
Nissan Motor Acceptance Corp. (B)	3.450	03-15-23	1,325,000	1,387,743
Hotels, restaurants and leisure 0.2%
Choice Hotels International, Inc.	3.700	12-01-29	2,479,000	2,641,424
Resorts World Las Vegas LLC (B)	4.625	04-16-29	1,565,000	1,694,000
Internet and direct marketing retail 1.2%
Amazon.com, Inc.	3.150	08-22-27	3,805,000	4,169,068
Amazon.com, Inc.	4.050	08-22-47	1,921,000	2,459,234
Expedia Group, Inc. (B)	3.250	02-15-30	2,341,000	2,287,830
Expedia Group, Inc.	3.800	02-15-28	3,508,000	3,604,743
Expedia Group, Inc.	5.000	02-15-26	3,111,000	3,504,395
Prosus NV (B)	4.850	07-06-27	775,000	858,110
Prosus NV (B)	5.500	07-21-25	1,690,000	1,886,313
QVC, Inc.	4.375	03-15-23	1,440,000	1,499,838
QVC, Inc.	5.125	07-02-22	735,000	780,165
QVC, Inc.	5.450	08-15-34	700,000	704,961
Multiline retail 0.3%
Dollar Tree, Inc.	4.200	05-15-28	3,998,000	4,471,754
Consumer staples 0.4%				6,837,551
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	1,903,000	2,275,311
Coca-Cola Femsa SAB de CV	2.750	01-22-30	1,571,000	1,649,724
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (B)	2.700	07-26-22	1,343,000	$1,374,505
Food products 0.1%
Kraft Heinz Foods Company (B)	4.875	02-15-25	1,495,000	1,538,011
Energy 2.7%				49,373,581
Oil, gas and consumable fuels 2.7%
Aker BP ASA (B)	3.000	01-15-25	1,157,000	1,171,527
Cimarex Energy Company	4.375	06-01-24	1,125,000	1,186,533
Colorado Interstate Gas Company LLC (B)	4.150	08-15-26	1,020,000	1,107,625
Continental Resources, Inc.	5.000	09-15-22	1,379,000	1,376,646
Enable Midstream Partners LP	3.900	05-15-24	2,175,000	2,225,719
Enable Midstream Partners LP	4.150	09-15-29	1,750,000	1,656,747
Enable Midstream Partners LP	4.950	05-15-28	1,179,000	1,174,150
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	65,000	64,334
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	2,006,000	2,106,300
Energy Transfer Operating LP	4.200	04-15-27	563,000	604,493
Energy Transfer Operating LP	4.250	03-15-23	1,877,000	1,987,851
Energy Transfer Operating LP	5.150	03-15-45	1,604,000	1,675,578
Energy Transfer Operating LP	5.875	01-15-24	1,612,000	1,806,629
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	3,605,000	3,659,075
Husky Energy, Inc.	3.950	04-15-22	1,010,000	1,044,344
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,290,000	1,827,323
MPLX LP	4.000	03-15-28	1,747,000	1,846,044
MPLX LP (B)	4.250	12-01-27	958,000	1,043,273
MPLX LP (B)	5.250	01-15-25	992,000	1,045,294
ONEOK Partners LP	4.900	03-15-25	663,000	744,776
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,279,000	1,351,413
Sabine Pass Liquefaction LLC	5.000	03-15-27	1,592,000	1,757,023
Sabine Pass Liquefaction LLC	5.875	06-30-26	2,743,000	3,159,123
Saudi Arabian Oil Company (B)	2.875	04-16-24	3,354,000	3,445,053
Sunoco Logistics Partners Operations LP	3.900	07-15-26	2,310,000	2,441,025
Sunoco Logistics Partners Operations LP	5.400	10-01-47	1,406,000	1,490,537
The Williams Companies, Inc.	3.750	06-15-27	1,510,000	1,583,850
The Williams Companies, Inc.	4.550	06-24-24	3,249,000	3,559,660
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,100,000	1,231,636
Financials 9.6%				178,889,621
Banks 6.6%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (B)(C)	6.750	06-15-26	1,020,000	1,151,325
Banco Santander SA	4.379	04-12-28	1,525,000	1,719,137
Bank of America Corp. (3.864% to 7-23-23, then 3 month LIBOR + 0.940%)	3.864	07-23-24	3,475,000	3,718,049
Bank of America Corp.	3.950	04-21-25	2,295,000	2,504,913
Bank of America Corp.	4.200	08-26-24	1,118,000	1,227,301
Bank of America Corp.	4.450	03-03-26	3,038,000	3,429,160
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (C)	6.300	03-10-26	3,526,000	3,978,492
Bank of Montreal	3.300	02-05-24	5,110,000	5,442,581
Barclays Bank PLC (B)	10.179	06-12-21	650,000	715,217
Barclays PLC	4.375	01-12-26	1,265,000	1,395,302
BPCE SA (B)	4.500	03-15-25	2,195,000	2,388,781
BPCE SA (B)	5.700	10-22-23	1,850,000	2,070,487
Citigroup, Inc.	3.200	10-21-26	3,254,000	3,464,295
Citigroup, Inc.	4.600	03-09-26	3,738,000	4,230,247
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	5.500	09-13-25	905,000	$1,059,644
Credit Agricole SA (B)	3.250	01-14-30	3,128,000	3,241,421
Danske Bank A/S (B)	5.000	01-12-22	1,497,000	1,585,575
Discover Bank	2.450	09-12-24	1,765,000	1,804,567
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	3,530,000	3,758,260
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (C)	6.375	03-30-25	637,000	674,073
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (C)	6.875	06-01-21	1,690,000	1,749,150
ING Bank NV (B)	5.800	09-25-23	224,000	254,394
ING Groep NV	3.550	04-09-24	1,504,000	1,610,568
JPMorgan Chase & Co.	2.950	10-01-26	3,438,000	3,644,729
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	2,822,000	3,134,710
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (C)	4.600	02-01-25	2,224,000	2,235,120
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)	6.750	02-01-24	3,115,000	3,484,470
Lloyds Banking Group PLC	4.450	05-08-25	4,435,000	4,952,633
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (A)(C)	5.125	11-01-26	1,396,000	1,497,210
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (D)	2.547	12-01-21	735,000	735,081
Royal Bank of Canada	2.250	11-01-24	2,770,000	2,835,791
Santander Holdings USA, Inc.	3.244	10-05-26	3,847,000	3,994,557
Santander Holdings USA, Inc.	3.400	01-18-23	1,654,000	1,725,334
Santander Holdings USA, Inc.	3.500	06-07-24	3,607,000	3,793,006
Santander Holdings USA, Inc.	4.400	07-13-27	697,000	763,999
Santander UK Group Holdings PLC (B)	4.750	09-15-25	1,699,000	1,874,565
The PNC Financial Services Group, Inc.	2.200	11-01-24	3,128,000	3,219,869
The PNC Financial Services Group, Inc.	3.150	05-19-27	708,000	755,749
The PNC Financial Services Group, Inc.	3.500	01-23-24	1,458,000	1,553,016
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (C)	4.850	06-01-23	1,225,000	1,270,938
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (C)	6.750	08-01-21	2,238,000	2,349,900
The Royal Bank of Scotland Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	733,000	762,043
The Royal Bank of Scotland Group PLC	3.875	09-12-23	1,955,000	2,079,266
The Toronto-Dominion Bank	2.650	06-12-24	3,280,000	3,445,261
The Toronto-Dominion Bank	3.250	03-11-24	2,626,000	2,800,978
Truist Financial Corp.	4.000	05-01-25	2,512,000	2,784,068
Wells Fargo & Company	3.550	09-29-25	3,645,000	3,962,720
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	5,476,000	6,064,670
Zions Bancorp NA	3.250	10-29-29	3,905,000	4,092,536
Capital markets 0.9%
Ares Capital Corp.	4.200	06-10-24	1,825,000	1,938,103
Cantor Fitzgerald LP (B)	4.875	05-01-24	2,507,000	2,741,842
Lazard Group LLC	4.375	03-11-29	1,250,000	1,407,854
Macquarie Bank, Ltd. (B)	4.875	06-10-25	1,850,000	2,033,053
Morgan Stanley	3.875	01-27-26	1,532,000	1,694,236
Stifel Financial Corp.	4.250	07-18-24	1,315,000	1,445,074
The Goldman Sachs Group, Inc.	3.850	01-26-27	4,713,000	5,180,166
Consumer finance 0.4%
Capital One Financial Corp.	3.900	01-29-24	3,233,000	3,461,381
Discover Financial Services	3.950	11-06-24	3,198,000	3,465,314
Discover Financial Services	4.100	02-09-27	720,000	786,388
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services 0.6%
GE Capital International Funding Company Unlimited Company	4.418	11-15-35	3,290,000	$3,756,846
Jefferies Financial Group, Inc.	5.500	10-18-23	1,350,000	1,475,060
Jefferies Group LLC	4.150	01-23-30	1,730,000	1,875,518
Jefferies Group LLC	4.850	01-15-27	1,915,000	2,120,682
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	1,704,000	1,821,593
Insurance 1.0%
AXA SA	8.600	12-15-30	830,000	1,227,363
Brighthouse Financial, Inc. (A)	3.700	06-22-27	3,478,000	3,536,138
CNO Financial Group, Inc.	5.250	05-30-29	1,241,000	1,417,175
Liberty Mutual Group, Inc. (B)	3.951	10-15-50	65,000	71,626
Lincoln National Corp.	4.000	09-01-23	710,000	767,172
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	1,696,000	2,094,899
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)	9.250	04-08-38	585,000	871,650
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (B)	5.100	10-16-44	1,522,000	1,658,980
Ohio National Financial Services, Inc. (B)	5.550	01-24-30	1,240,000	1,315,529
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	3,994,000	4,241,149
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	1,870,000	2,304,387
Thrifts and mortgage finance 0.1%
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (B)	3.622	04-26-23	1,150,000	1,195,285
Health care 2.6%				48,472,981
Biotechnology 0.5%
AbbVie, Inc. (B)	3.200	11-21-29	4,206,000	4,436,207
AbbVie, Inc. (B)	4.250	11-21-49	1,147,000	1,293,078
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	3,277,000	3,514,885
Health care providers and services 1.5%
AmerisourceBergen Corp.	3.450	12-15-27	2,805,000	3,024,112
Cottage Health Obligated Group (A)	3.304	11-01-49	1,436,000	1,554,112
CVS Health Corp.	3.000	08-15-26	327,000	342,730
CVS Health Corp.	4.300	03-25-28	2,386,000	2,670,061
CVS Health Corp.	5.050	03-25-48	1,525,000	1,876,860
Fresenius Medical Care US Finance III, Inc. (B)	3.750	06-15-29	3,600,000	3,886,047
HCA, Inc.	4.125	06-15-29	3,027,000	3,327,903
HCA, Inc.	5.250	04-15-25	1,800,000	2,045,141
HCA, Inc.	5.250	06-15-26	1,240,000	1,418,350
Partners Healthcare System, Inc.	3.192	07-01-49	3,040,000	3,216,282
Premier Health Partners	2.911	11-15-26	1,567,000	1,600,621
Universal Health Services, Inc. (B)	4.750	08-01-22	1,485,000	1,487,991
Universal Health Services, Inc. (B)	5.000	06-01-26	1,297,000	1,345,638
Pharmaceuticals 0.6%
Bristol-Myers Squibb Company (B)	2.900	07-26-24	4,270,000	4,499,235
Bristol-Myers Squibb Company (B)	3.250	02-20-23	1,458,000	1,532,642
GlaxoSmithKline Capital PLC	3.000	06-01-24	2,804,000	2,971,295
Pfizer, Inc.	2.950	03-15-24	2,290,000	2,429,791
Industrials 4.1%				76,199,839
Aerospace and defense 0.5%
Huntington Ingalls Industries, Inc. (B)	5.000	11-15-25	1,340,000	1,400,834
The Boeing Company	3.200	03-01-29	6,765,000	7,233,547
Air freight and logistics 0.1%
CH Robinson Worldwide, Inc.	4.200	04-15-28	1,610,000	1,820,276
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines 2.1%
Air Canada 2013-1 Class A Pass Through Trust (B)	4.125	05-15-25	688,850	$746,114
Air Canada 2017-1 Class B Pass Through Trust (B)	3.700	01-15-26	853,175	865,895
American Airlines 2013-1 Class A Pass Through Trust	4.000	07-15-25	814,123	871,909
American Airlines 2013-2 Class A Pass Through Trust	4.950	01-15-23	1,504,620	1,588,375
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	2,114,832	2,239,429
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	651,629	662,627
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	2,179,421	2,381,474
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	1,612,087	1,719,634
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,219,075	1,309,495
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,508,925	1,642,119
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	687,275	720,937
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,117,525	1,182,332
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,434,567	1,520,321
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	933,469	993,013
British Airways 2013-1 Class B Pass Through Trust (B)	5.625	06-20-20	37,671	37,784
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	441,479	466,821
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	585,725	614,989
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	615,680	656,528
Delta Air Lines, Inc.	2.900	10-28-24	3,355,000	3,380,535
Delta Air Lines, Inc.	3.800	04-19-23	1,756,000	1,826,834
Delta Air Lines, Inc.	4.375	04-19-28	2,173,000	2,266,718
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,348,000	1,421,752
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	2,073,250	2,211,940
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	639,159	664,420
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,805,622	1,882,191
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	2,185,292	2,236,059
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	514,546	535,702
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,494,293	1,715,697
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	478,322	507,021
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	524,764	588,119
Building products 0.1%
Owens Corning	3.950	08-15-29	1,789,000	1,988,033
Electrical equipment 0.3%
Carrier Global Corp. (B)	2.242	02-15-25	2,539,000	2,583,177
Carrier Global Corp. (B)	2.722	02-15-30	2,031,000	2,060,154
Industrial conglomerates 0.3%
3M Company	3.250	02-14-24	1,980,000	2,109,901
General Electric Company	5.550	01-05-26	2,986,000	3,481,502
Machinery 0.1%
Otis Worldwide Corp. (B)	2.056	04-05-25	2,017,000	2,049,423
Professional services 0.2%
IHS Markit, Ltd. (B)	4.000	03-01-26	1,635,000	1,776,280
IHS Markit, Ltd. (B)	4.750	02-15-25	687,000	760,976
IHS Markit, Ltd.	4.750	08-01-28	1,237,000	1,434,104
Trading companies and distributors 0.4%
AerCap Ireland Capital DAC	2.875	08-14-24	2,100,000	2,139,214
Air Lease Corp.	3.625	12-01-27	792,000	835,955
Aircastle, Ltd.	5.500	02-15-22	786,000	839,969
Ashtead Capital, Inc. (B)	4.250	11-01-29	650,000	667,482
Ashtead Capital, Inc. (B)	4.375	08-15-27	1,500,000	1,554,147
Ashtead Capital, Inc. (B)	5.250	08-01-26	1,870,000	2,008,081
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Information technology 3.9%				$72,812,934
Communications equipment 0.2%
Motorola Solutions, Inc.	4.600	02-23-28	3,244,000	3,663,555
Electronic equipment, instruments and components 0.2%
Jabil, Inc.	3.600	01-15-30	2,845,000	2,912,145
Tech Data Corp.	3.700	02-15-22	624,000	636,926
IT services 0.2%
PayPal Holdings, Inc.	2.850	10-01-29	3,305,000	3,469,495
Semiconductors and semiconductor equipment 2.2%
Broadcom Corp.	3.125	01-15-25	1,310,000	1,350,484
Broadcom Corp.	3.875	01-15-27	5,689,000	5,966,086
Broadcom, Inc. (B)	4.750	04-15-29	2,693,000	2,995,233
KLA Corp.	4.100	03-15-29	1,615,000	1,831,917
Lam Research Corp.	3.750	03-15-26	65,000	71,694
Lam Research Corp.	4.000	03-15-29	3,161,000	3,586,914
Lam Research Corp.	4.875	03-15-49	1,830,000	2,393,220
Marvell Technology Group, Ltd.	4.875	06-22-28	2,770,000	3,157,343
Microchip Technology, Inc.	4.333	06-01-23	4,789,000	5,112,660
Micron Technology, Inc.	4.185	02-15-27	4,838,000	5,179,556
Micron Technology, Inc.	4.975	02-06-26	755,000	843,843
Micron Technology, Inc.	5.327	02-06-29	4,279,000	4,911,581
NXP BV (B)	3.875	06-18-26	1,246,000	1,348,105
NXP BV (B)	4.875	03-01-24	1,516,000	1,670,751
Software 0.3%
Autodesk, Inc.	2.850	01-15-30	862,000	900,265
Citrix Systems, Inc.	3.300	03-01-30	2,520,000	2,534,100
Microsoft Corp.	4.450	11-03-45	1,599,000	2,139,736
Technology hardware, storage and peripherals 0.8%
Dell International LLC (B)	4.900	10-01-26	2,925,000	3,280,973
Dell International LLC (B)	5.300	10-01-29	3,113,000	3,586,484
Dell International LLC (B)	8.350	07-15-46	3,247,000	4,411,719
Hewlett Packard Enterprise Company	4.900	10-15-25	2,049,000	2,320,952
Seagate HDD Cayman	4.750	01-01-25	2,400,000	2,537,197
Materials 0.7%				13,348,072
Chemicals 0.5%
Albemarle Wodgina Pty, Ltd. (B)	3.450	11-15-29	1,380,000	1,482,182
Methanex Corp.	4.250	12-01-24	1,437,000	1,530,497
Methanex Corp.	5.250	12-15-29	1,867,000	1,965,949
Orbia Advance Corp. SAB de CV (B)	5.500	01-15-48	1,170,000	1,293,739
Syngenta Finance NV (B)	4.441	04-24-23	2,090,000	2,222,638
Syngenta Finance NV (B)	5.676	04-24-48	1,145,000	1,299,993
Metals and mining 0.2%
Anglo American Capital PLC (A)(B)	4.750	04-10-27	1,840,000	2,097,735
Newmont Corp.	2.800	10-01-29	728,000	756,971
Paper and forest products 0.0%
Inversiones CMPC SA (B)	3.850	01-13-30	683,000	698,368
Real estate 1.2%				23,098,637
Equity real estate investment trusts 1.2%
American Homes 4 Rent LP	4.250	02-15-28	2,082,000	2,297,528
American Tower Corp.	2.400	03-15-25	1,316,000	1,350,809
American Tower Corp.	2.950	01-15-25	1,669,000	1,751,257
American Tower Corp.	3.550	07-15-27	3,367,000	3,655,170
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
American Tower Corp.	3.800	08-15-29	1,145,000	$1,262,373
CyrusOne LP	3.450	11-15-29	1,850,000	1,886,112
Equinix, Inc.	3.200	11-18-29	2,677,000	2,801,844
GLP Capital LP (A)	3.350	09-01-24	575,000	595,827
GLP Capital LP	5.375	04-15-26	1,814,000	2,047,607
SBA Tower Trust (B)	2.836	01-15-25	1,559,000	1,633,357
SBA Tower Trust (B)	3.722	04-11-23	2,230,000	2,315,615
Ventas Realty LP	3.500	02-01-25	1,401,000	1,501,138
Utilities 1.3%				23,256,663
Electric utilities 0.8%
ABY Transmision Sur SA (B)	6.875	04-30-43	607,290	807,696
Emera US Finance LP	3.550	06-15-26	1,084,000	1,177,003
Empresa Electrica Angamos SA (B)	4.875	05-25-29	673,190	701,134
Engie Energia Chile SA (A)(B)	3.400	01-28-30	2,750,000	2,767,600
FirstEnergy Corp.	2.650	03-01-30	1,235,000	1,261,033
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	490,000	559,198
Vistra Operations Company LLC (B)	3.550	07-15-24	2,515,000	2,594,505
Vistra Operations Company LLC (B)	3.700	01-30-27	2,585,000	2,623,756
Vistra Operations Company LLC (B)	4.300	07-15-29	2,530,000	2,595,011
Independent power and renewable electricity producers 0.3%
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	3,508,000	3,812,480
NRG Energy, Inc. (B)	3.750	06-15-24	1,095,000	1,146,524
Multi-utilities 0.2%

Oncor Electric Delivery Company LLC	2.750	06-01-24	3,050,000	3,210,723
Municipal bonds 0.4%				$8,714,385
(Cost $8,261,940)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	1,284,000	1,386,720
Mississippi Hospital Equipment & Facilities Authority	3.720	09-01-26	1,643,000	1,766,471
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	1,758,000	1,965,936
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	155,000	171,081
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,485,221

Regents of the University of California	3.006	05-15-50	1,910,000	1,938,956
Collateralized mortgage obligations 9.5%				$176,392,479
(Cost $173,748,601)
Commercial and residential 6.3%				117,387,631
Americold LLC Series 2010-ARTA, Class D (B)	7.443	01-14-29	885,000	904,219
AOA Mortgage Trust Series 2015-1177, Class C (B)(E)	3.010	12-13-29	1,136,000	1,151,381
Arroyo Mortgage Trust
Series 2018-1, Class A1 (B)(E)	3.763	04-25-48	1,672,510	1,698,580
Series 2019-2, Class A1 (B)(E)	3.347	04-25-49	1,346,324	1,368,373
Series 2019-3, Class A1 (B)(E)	2.962	10-25-48	998,720	1,011,305
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (B)	3.218	04-14-33	1,204,000	1,293,369
Series 2015-200P, Class C (B)(E)	3.596	04-14-33	1,436,000	1,544,342
Series 2019-BPR, Class DNM (B)(E)	3.843	11-05-32	995,000	1,027,539
BBCMS Trust
Series 2015-MSQ, Class D (B)(E)	3.990	09-15-32	640,000	660,344
Series 2015-SRCH, Class D (B)(E)	4.957	08-10-35	947,000	1,080,579
Series 2020-C6, Class A2	2.690	02-15-53	949,000	992,184
Benchmark Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	2,375,000	2,494,717
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2018-B7, Class A2	4.377	05-15-53	1,255,000	$1,369,152
Series 2019-B10, Class A2	3.614	03-15-62	1,145,000	1,230,254
Series 2019-B11, Class A2	3.410	05-15-52	1,010,000	1,080,975
Series 2019-B12, Class A2	3.001	08-15-52	2,425,000	2,559,885
Series 2019-B14, Class A2	2.915	12-15-62	2,338,000	2,466,144
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (B)(E)	2.666	07-25-59	656,705	662,980
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1 (B)	3.613	10-26-48	163,406	165,328
Series 2019-2, Class A1 (B)	2.879	07-25-49	3,857,949	3,919,597
BWAY Mortgage Trust Series 2015-1740, Class XA IO (B)	0.896	01-10-35	11,465,000	198,150
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(D)	2.980	03-15-37	842,000	841,464
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(D)	3.409	12-15-37	290,000	290,363
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2	3.623	05-15-52	3,290,000	3,539,037
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (B)(D)	3.909	11-15-36	1,161,000	1,161,720
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A3	2.935	04-10-48	1,627,000	1,723,700
Series 2015-GC29, Class A4	3.192	04-10-48	3,080,000	3,300,967
Series 2015-GC33, Class A4	3.778	09-10-58	2,362,714	2,614,964
Series 2019-PRM, Class A (B)	3.341	05-10-36	1,175,000	1,248,330
Series 2019-SMRT, Class A (B)	4.149	01-10-36	1,190,000	1,297,219
Series 2020-GC46, Class A2	2.708	01-15-53	3,245,000	3,389,984
COLT Mortgage Loan Trust
Series 2019-2, Class A1 (B)(E)	3.337	05-25-49	548,943	558,875
Series 2020-1, Class A1 (B)(E)	2.488	02-25-50	991,406	1,002,377
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.633	08-15-45	4,947,945	162,856
Series 2012-CR3, Class XA IO	1.857	10-15-45	8,674,332	339,904
Series 2014-CR15, Class XA IO	0.939	02-10-47	5,099,793	152,368
Series 2014-CR20, Class A3	3.326	11-10-47	3,485,000	3,734,284
Series 2016-CR28, Class A3	3.495	02-10-49	545,000	595,338
Series 2016-CR28, Class A4	3.762	02-10-49	1,630,000	1,804,695
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.446	05-10-51	25,907,715	883,414
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (E)	4.934	12-10-44	955,000	1,001,201
Series 2013-300P, Class D (B)(E)	4.394	08-10-30	1,135,000	1,205,535
Series 2013-LC13, Class B (B)(E)	5.009	08-10-46	555,000	610,312
Series 2017-PANW, Class A (B)	3.244	10-10-29	399,000	421,699
Series 2020-CBM, Class A2 (B)	2.896	02-10-37	572,000	596,694
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(D)	3.259	05-15-36	2,230,000	2,230,695
CSMC Trust
Series 2019-AFC1, Class A1 (B)	2.573	07-25-49	1,544,763	1,559,086
Series 2020-AFC1, Class A1 (B)(E)	2.240	02-25-50	1,458,790	1,472,695
GCAT LLC Series 2019-NQM1, Class A1 (B)	2.985	02-25-59	2,065,127	2,117,127
GCAT Trust Series 2020-NQM1, Class A1 (B)	2.247	01-25-60	2,529,000	2,528,958
GS Mortgage Securities Trust
Series 2013-GC12, Class A3	2.860	06-10-46	1,745,000	1,807,102
Series 2015-590M, Class C (B)(E)	3.805	10-10-35	1,475,000	1,570,316
Series 2015-GC30, Class A3	3.119	05-10-50	2,740,000	2,923,447
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-GC34, Class A3	3.244	10-10-48	1,495,000	$1,605,515
Series 2016-RENT, Class D (B)(E)	4.067	02-10-29	990,000	1,001,196
Series 2017-485L, Class C (B)(E)	3.982	02-10-37	605,000	664,993
Series 2019-GC39, Class A2	3.457	05-10-52	1,773,000	1,887,239
Series 2019-GC40, Class A2	2.971	07-10-52	1,275,000	1,335,848
Series 2020-UPTN, Class A (B)	2.751	02-10-37	1,234,000	1,294,281
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (B)(D)	3.359	12-15-34	490,000	489,550
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.900%) (B)(D)	5.635	08-05-34	820,000	819,317
IMT Trust
Series 2017-APTS, Class AFX (B)	3.478	06-15-34	432,000	460,097
Series 2017-APTS, Class CFX (B)(E)	3.497	06-15-34	575,000	599,632
Irvine Core Office Trust Series 2013-IRV, Class A2 (B)(E)	3.173	05-15-48	925,736	967,575
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3	3.801	08-15-48	1,345,000	1,486,231
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2	3.150	06-13-52	4,390,000	4,638,089
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-HSBC, Class XA IO (B)	1.431	07-05-32	6,514,748	193,924
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (B)(D)	2.709	05-15-36	1,285,000	1,284,614
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5	3.635	10-15-48	2,730,000	2,992,697
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(D)	3.059	11-15-34	1,015,000	1,014,083
MSCG Trust Series 2016-SNR, Class D (B)	6.550	11-15-34	952,000	980,141
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C (B)(E)	4.316	01-15-43	520,000	591,717
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B (B)(E)	3.500	10-25-59	1,468,530	1,538,366
One Market Plaza Trust Series 2017-1MKT, Class D (B)	4.146	02-10-32	460,000	480,349
Seasoned Credit Risk Transfer Trust Series 2019-2, Class MA	3.500	08-25-58	1,400,809	1,496,954
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1 (B)(E)	3.793	03-25-48	259,767	262,567
Series 2020-1, Class A1 (B)(E)	2.275	02-25-50	1,225,000	1,234,077
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	715,000	754,688
Verus Securitization Trust Series 2018-1, Class A1 (B)(E)	2.929	02-25-48	537,659	537,741
VNDO Mortgage Trust Series 2013-PENN, Class D (B)(E)	3.947	12-13-29	1,062,000	1,069,577
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (B)(E)	2.710	03-18-28	1,040,000	1,038,680
Series 2016-C33, Class A3	3.162	03-15-59	1,515,000	1,620,814
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (B)(D)	3.309	12-15-34	360,000	358,937
Series 2019-C51, Class A2	3.039	06-15-52	3,725,000	3,943,738
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (B)	1.894	11-15-45	4,154,319	168,384
Series 2013-C15, Class B (E)	4.493	08-15-46	585,000	630,885
Series 2013-C16, Class B (E)	5.034	09-15-46	345,000	379,012
U.S. Government Agency 3.2%				59,004,848
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.439	12-25-21	9,342,255	166,999
Series K018, Class X1 IO	1.445	01-25-22	9,307,860	172,982
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K021, Class X1 IO	1.556	06-25-22	2,478,311	$67,899
Series K022, Class X1 IO	1.337	07-25-22	15,705,530	373,554
Series K030, Class X1 IO	0.294	04-25-23	206,032,089	1,081,277
Series K038, Class A2	3.389	03-25-24	2,486,000	2,673,501
Series K038, Class X1 IO	1.286	03-25-24	20,940,074	814,919
Series K040, Class A2	3.241	09-25-24	4,380,000	4,721,613
Series K041, Class A2	3.171	10-25-24	1,015,000	1,093,140
Series K042, Class A2	2.670	12-25-24	930,000	982,374
Series K043, Class A2	3.062	12-25-24	3,304,000	3,548,548
Series K044, Class A2	2.811	01-25-25	890,000	946,753
Series K048, Class A2 (E)	3.284	06-25-25	2,310,000	2,518,720
Series K048, Class X1 IO	0.370	06-25-25	6,525,368	78,218
Series K049, Class A2	3.010	07-25-25	4,073,000	4,391,844
Series K050, Class A2 (E)	3.334	08-25-25	3,770,000	4,127,436
Series K052, Class A2	3.151	11-25-25	1,833,000	1,994,430
Series K064, Class A1	2.891	10-25-26	858,204	912,658
Series K718, Class X1 IO	0.727	01-25-22	22,597,879	201,266
Series K727, Class A2	2.946	07-25-24	6,080,000	6,416,869
Series K728, Class A2 (E)	3.064	08-25-24	4,035,000	4,296,529
Series K729, Class A2	3.136	10-25-24	3,257,000	3,486,183
Series KIR3, Class A1	3.038	08-25-27	3,920,000	4,208,406
Federal National Mortgage Association Series 2015-M13, Class A2 (E)	2.711	06-25-25	2,865,000	3,043,670
Government National Mortgage Association
Series 2012-114, Class IO	0.775	01-16-53	942,612	41,493
Series 2016-174, Class IO	0.890	11-16-56	4,496,555	325,829
Series 2017-109, Class IO	0.600	04-16-57	8,054,208	404,896
Series 2017-124, Class IO	0.709	01-16-59	8,736,498	541,894
Series 2017-140, Class IO	0.612	02-16-59	6,330,194	362,799
Series 2017-169, Class IO	0.727	01-16-60	11,867,389	763,186
Series 2017-20, Class IO	0.740	12-16-58	10,959,670	630,871
Series 2017-22, Class IO	0.933	12-16-57	3,203,913	243,594
Series 2017-41, Class IO	0.786	07-16-58	6,828,456	412,939
Series 2017-46, Class IO	0.620	11-16-57	7,477,512	415,850
Series 2017-61, Class IO	0.764	05-16-59	6,283,823	420,823
Series 2018-114, Class IO	0.541	04-16-60	12,379,463	733,614
Series 2018-158, Class IO	0.727	05-16-61	8,225,738	620,177
Series 2018-69, Class IO	0.555	04-16-60	6,333,392	378,885

Series 2018-9, Class IO	0.559	01-16-60	7,124,655	388,210
Asset backed securities 7.5%				$138,547,032
(Cost $134,903,851)
Asset backed securities 7.5%				138,547,032
AccessLex Institute Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (D)	1.979	05-25-36	671,009	657,700
Ally Auto Receivables Trust Series 2018-2, Class A4	3.090	06-15-23	1,915,000	1,968,295
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	2,997,000	3,030,577
Applebee's Funding LLC Series 2019-1A, Class A2I (B)	4.194	06-07-49	2,530,000	2,607,089
Arby's Funding LLC Series 2015-1A, Class A2 (B)	4.969	10-30-45	1,340,500	1,384,857
ARI Fleet Lease Trust Series 2018-B, Class A2 (B)	3.220	08-16-27	1,188,469	1,204,270
Avis Budget Rental Car Funding AESOP LLC
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2019-3A, Class A (B)	2.360	03-20-26	1,591,000	$1,641,802
Series 2020-1A, Class A (B)	2.330	08-20-26	1,489,000	1,526,828
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (B)	3.280	09-26-33	611,791	637,058
CARS-DB4 LP Series 2020-1A, Class A1 (B)	2.690	02-15-50	1,881,382	1,906,668
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	1,435,000	1,448,489
CLI Funding LLC Series 2018-1A, Class A (B)	4.030	04-18-43	1,209,248	1,254,638
Coinstar Funding LLC Series 2017-1A, Class A2 (B)	5.216	04-25-47	1,322,600	1,376,694
Corevest American Finance Trust Series 2019-3, Class A (B)	2.705	10-15-52	450,435	466,551
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.526	02-25-35	95,264	95,630
DB Master Finance LLC
Series 2017-1A, Class A2I (B)	3.629	11-20-47	787,865	809,106
Series 2017-1A, Class A2II (B)	4.030	11-20-47	591,388	628,420
Series 2019-1A, Class A2I (B)	3.787	05-20-49	3,440,998	3,562,361
DLL LLC Series 2018-ST2, Class A4 (B)	3.590	06-20-24	1,834,000	1,895,472
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (B)	4.118	07-25-47	3,885,563	4,156,736
DRB Prime Student Loan Trust
Series 2015-D, Class A2 (B)	3.200	01-25-40	548,804	559,511
Series 2016-B, Class A2 (B)	2.890	06-25-40	593,875	603,899
Driven Brands Funding LLC Series 2015-1A, Class A2 (B)	5.216	07-20-45	1,613,388	1,664,742
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (B)	2.610	01-25-34	1,377,121	1,400,908
Exeter Automobile Receivables Trust Series 2020-1A, Class C (B)	2.490	01-15-25	2,405,000	2,446,196
Five Guys Funding LLC Series 2017-1A, Class A2 (B)	4.600	07-25-47	1,334,913	1,420,654
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (B)	3.857	04-30-47	457,075	460,014
Ford Credit Auto Owner Trust
Series 2018-1, Class A (B)	3.190	07-15-31	4,556,000	4,890,226
Series 2018-2, Class A (B)	3.470	01-15-30	3,220,000	3,425,830
Series 2020-1, Class A (B)	2.040	08-15-31	3,578,000	3,653,462
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A	3.060	04-15-26	3,069,000	3,247,144
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (B)	2.900	04-15-26	3,600,000	3,808,036
Golden Credit Card Trust Series 2018-4A, Class A (B)	3.440	10-15-25	5,200,000	5,533,189
Great American Auto Leasing, Inc. Series 2019-1, Class A4 (B)	3.210	02-18-25	847,000	885,563
Hilton Grand Vacations Trust
Series 2017-AA, Class A (B)	2.660	12-26-28	911,189	927,155
Series 2018-AA, Class A (B)	3.540	02-25-32	654,151	684,469
Home Partners of America Trust Series 2019-1, Class A (B)	2.908	09-17-39	3,957,660	4,148,878
Honda Auto Receivables Owner Trust Series 2018-2, Class A4	3.160	08-19-24	1,185,000	1,221,433
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (B)	4.970	08-25-49	618,450	662,743
Series 2019-1A, Class A2I (B)	3.982	08-25-49	713,213	737,718
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (B)	2.730	10-25-48	815,000	$838,381
MelTel Land Funding LLC Series 2019-1A, Class A (B)	3.768	04-15-49	618,000	644,897
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (B)(E)	3.500	08-25-58	493,259	518,095
MVW Owner Trust
Series 2015-1A, Class A (B)	2.520	12-20-32	90,874	91,590
Series 2018-1A, Class A (B)	3.450	01-21-36	1,534,057	1,589,946
Navient Private Education Loan Trust Series 2016-AA, Class A2A (B)	3.910	12-15-45	606,662	637,494
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A (B)	2.640	05-15-68	1,015,000	1,049,918
Series 2019-FA, Class A2 (B)	2.600	08-15-68	2,389,000	2,470,893
Series 2020-BA, Class A2 (B)	2.120	01-15-69	2,760,000	2,758,068
Nelnet Student Loan Trust Series 2004-4, Class A5 (3 month LIBOR + 0.160%) (D)	1.954	01-25-37	885,492	866,410
New Residential Mortgage LLC
Series 2018-FNT1, Class A (B)	3.610	05-25-23	676,759	678,425
Series 2018-FNT2, Class A (B)	3.790	07-25-54	405,436	407,426
Nissan Auto Receivables Owner Trust Series 2018-A, Class A4	2.890	06-17-24	1,750,000	1,795,146
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (B)	3.193	01-25-23	304,063	306,241
Series 2018-PLS2, Class A (B)	3.265	02-25-23	935,729	941,244
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (B)	4.459	02-15-27	441,000	454,140
Series 2020-1A, Class A2 (B)	3.101	02-15-28	1,910,000	1,942,230
PFS Financing Corp. Series 2018-F, Class A (B)	3.520	10-15-23	965,000	992,885
Santander Revolving Auto Loan Trust Series 2019-A, Class A (B)	2.510	01-26-32	2,369,000	2,452,929
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (B)	3.230	10-20-24	740,000	749,821
Sesac Finance LLC Series 2019-1, Class A2 (B)	5.216	07-25-49	1,875,575	2,003,133
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A (B)	3.690	09-20-35	383,738	401,969
Series 2019-1A, Class A (B)	3.200	01-20-36	441,329	450,661
SMB Private Education Loan Trust
Series 2015-C, Class A2A (B)	2.750	07-15-27	345,270	350,146
Series 2016-A, Class A2A (B)	2.700	05-15-31	2,667,489	2,721,884
Series 2019-B, Class A2A (B)	2.840	06-15-37	3,573,000	3,711,568
Sonic Capital LLC Series 2020-1A, Class A2I (B)	3.845	01-20-50	1,368,000	1,415,730
Sunbird Engine Finance LLC Series 2020-1A, Class A (B)	3.671	02-15-45	2,200,000	2,181,197
Taco Bell Funding LLC Series 2018-1A, Class A2I (B)	4.318	11-25-48	2,618,850	2,702,182
TAL Advantage V LLC Series 2014-1A, Class A (B)	3.510	02-22-39	212,000	214,156
Towd Point Mortgage Trust
Series 2015-1, Class A5 (B)(E)	3.921	10-25-53	355,000	375,100
Series 2015-2, Class 1M2 (B)(E)	3.784	11-25-60	815,000	888,375
Series 2015-6, Class M2 (B)(E)	3.750	04-25-55	1,775,000	1,936,564
Series 2016-5, Class A1 (B)(E)	2.500	10-25-56	37,458	37,941
Series 2017-1, Class A1 (B)(E)	2.750	10-25-56	497,332	507,611
Series 2017-2, Class A1 (B)(E)	2.750	04-25-57	332,251	337,551
Series 2018-1, Class A1 (B)(E)	3.000	01-25-58	1,015,597	1,041,965
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2018-3, Class A1 (B)(E)	3.750	05-25-58	785,375	$829,593
Series 2018-4, Class A1 (B)(E)	3.000	06-25-58	2,488,958	2,596,440
Series 2018-6, Class A1A (B)(E)	3.750	03-25-58	1,893,741	1,984,035
Series 2019-1, Class A1 (B)(E)	3.750	03-25-58	972,601	1,037,276
Series 2019-4, Class A1 (B)(E)	2.900	10-25-59	1,310,592	1,361,488
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A (B)	2.560	11-25-31	5,561,000	5,817,015
Triton Container Finance V LLC Series 2018-1A, Class A (B)	3.950	03-20-43	2,509,875	2,541,989
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (B)	4.072	02-16-43	1,479,800	1,547,729
VSE VOI Mortgage LLC Series 2017-A, Class A (B)	2.330	03-20-35	826,531	839,073
Westgate Resorts LLC
Series 2016-1A, Class A (B)	3.500	12-20-28	96,564	96,999
Series 2017-1A, Class A (B)	3.050	12-20-30	294,373	297,047
Westlake Automobile Receivables Trust Series 2019-1A, Class C (B)	3.450	03-15-24	693,000	707,231
Willis Engine Structured Trust V Series 2020-A, Class A (B)	3.228	03-15-45	793,000	786,194

	Shares	Value
Preferred securities 0.1%		$1,917,711
(Cost $1,965,184)
Financials 0.0%		358,190
Banks 0.0%
Wells Fargo & Company, Series L, 7.500%	238	358,190
Utilities 0.1%		1,559,521
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	25,800	1,172,912
The Southern Company, 6.750%	2,561	128,972
Multi-utilities 0.0%
Dominion Energy, Inc., 7.250%	1,437	143,916
DTE Energy Company, 6.250%	2,526	113,721

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.6%				$103,896,346
(Cost $103,892,314)
U.S. Government Agency 1.2%				21,962,000
Federal Agricultural Mortgage Corp. Discount Note	1.390	03-02-20	4,310,000	4,310,000
Federal Home Loan Bank Discount Note	1.320	03-02-20	17,652,000	17,652,000

	Yield (%)	Shares	Value
Short-term funds 2.5%			46,991,346
John Hancock Collateral Trust (F)	1.6968(G)	4,694,956	46,991,346

	Par value^	Value
Repurchase agreement 1.9%		34,943,000
Barclays Tri-Party Repurchase Agreement dated 2-28-20 at 1.570% to be repurchased at $33,756,416 on 3-2-20, collateralized by $33,078,500 U.S. Treasury Notes, 1.875% - 2.125% due 12-31-22 to 6-30-26 (valued at $34,431,549)	33,752,000	33,752,000
Repurchase Agreement with State Street Corp. dated 2-28-20 at 0.550% to be repurchased at $1,191,055 on 3-2-20, collateralized by $1,190,000 U.S. Treasury Notes, 2.375% due 4-15-21 (valued at $1,215,625)	1,191,000	1,191,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

Total investments (Cost $1,860,975,424) 104.2%	$1,934,127,771
Other assets and liabilities, net (4.2%)	(78,614,949)
Total net assets 100.0%	$1,855,512,822

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 2-29-20. The value of securities on loan amounted to $46,069,312.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $316,407,200 or 17.1% of the fund's net assets as of 2-29-20.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 2-29-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$910,787,370	—	$910,787,370	—
Foreign government obligations	8,001,484	—	8,001,484	—
Corporate bonds	585,870,964	—	585,870,964	—
Municipal bonds	8,714,385	—	8,714,385	—
Collateralized mortgage obligations	176,392,479	—	176,392,479	—
Asset backed securities	138,547,032	—	138,547,032	—
Preferred securities	1,917,711	$1,917,711	—	—
Short-term investments	103,896,346	46,991,346	56,905,000	—
Total investments in securities	$1,934,127,771	$48,909,057	$1,885,218,714	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,694,956	$783,609	500,872,187	(454,660,137)	$(7,066)	$2,753	$115,555	—	$46,991,346
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	19